14010449

091-17283fn

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Sec File No. 91 -		and 9 Copies		Expires:

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SEC Mail Processing Section JUN 16 2014 Washington DC 404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

MSCI UK Quality Mix Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

QGBR

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

London

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

RECEIVED 2014 JUN 16 PM 3:31 SEC / MR

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Sudhir Bhattacharyya

Title:

Vice President

Telephone Number:

(212) 656-2920

Manual Signature of Official Responsible for Form:

June 13, 2014

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 16 2014

Sudhir Bhattacharyya
Vice President

NYSE ARCA

NYSE Arca, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.2920
sbhattacharyya@nyx.com

SEC
Mail Processing
Section
JUN 16 2014
Washington DC
404

RECEIVED
2014 JUN 16 PM 3:27
SEC / MR

Via Overnight Mail

June 13, 2014

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **SPDR MSCI Australia Quality Mix ETF**
SPDR MSCI Canada Quality Mix ETF
SPDR MSCI Germany Quality Mix ETF
SPDR MSCI Japan Quality Mix ETF
SPDR MSCI Spain Quality Mix ETF
SPDR MSCI United Kingdom Quality Mix ETF

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

- SPDR MSCI Australia Quality Mix ETF — QAUS
- SPDR MSCI Canada Quality Mix ETF — QCAN
- SPDR MSCI Germany Quality Mix ETF — QDEU
- SPDR MSCI Japan Quality Mix ETF — QJPN
- SPDR MSCI Spain Quality Mix ETF — QESP
- SPDR MSCI United Kingdom Quality Mix ETF — QGBR

If you have any questions, please do not hesitate to call me at (212) 656-2920.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 16 2014